Derivatives - Cash Flow Hedges Schedule (Period expected to occur and to affect the Income Statement) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Within 1 year [Member]
As of
Cash inflows from assets	€ 28	€ 33
Cash outflows from liabilities	0	0
Net cash flows	28	33
1-3 years
As of
Cash inflows from assets	18	34
Cash outflows from liabilities	0	0
Net cash flows	18	34
3-5 years
As of
Cash inflows from assets	0	5
Cash outflows from liabilities	13	0
Net cash flows	(13)	5
Over 5 years
As of
Cash inflows from assets	0	0
Cash outflows from liabilities	0	0
Net cash flows	€ 0	€ 0